SA Multi-Managed Mid Cap Value Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	111 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.55%	14.29%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.05%	9.83%		9.78%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	7.34%	10.21%		9.55%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent	7.19%	10.04%		9.38%
Class 3
Prospectus [Line Items]
Average Annual Return, Percent	7.03%	9.93%		9.27%